2 Concessions and Authorizations (Details)	12 Months Ended
	Dec. 31, 2019
Concession Contracts [Member] | Parana Gas [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	PART-T-300_R12 4861-.0000.99/2014-00 - ANP
Interest	30.00%
Maturity	05.15.2045
Concession Contracts [Member] | Usina de Energia Eolica Sao Joao S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 173 /2012 - WPP Sao Joao	[1]
Interest	49.00%	[1]
Maturity	03.26.2047	[1]
Concession Contracts [Member] | Usina de Energia Eolica Carnauba S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 204 /2012 - WPP Carnaubas	[1]
Interest	49.00%	[1]
Maturity	04.09.2047	[1]
Concession Contracts [Member] | Usina de Energia Eolica Reduto S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 230 /2012 - WPP Reduto	[1]
Interest	49.00%	[1]
Maturity	04.16.2047	[1]
Concession Contracts [Member] | Usina de Energia Eolica Santo Cristo S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	MME Ordinance 233/2012 - WPP Santo Cristo	[1]
Interest	49.00%	[1]
Maturity	04.18.2047	[1]
Concession Contracts [Member] | Dona Francisca Energetica S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 188/1998 - HPP Dona Francisca
Interest	23.00%
Maturity	08.28.2033
Concession Contracts [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 046/1999, extended by 5th addendum to the contract
Interest	100.00%
Maturity	07.07.2045
Concession Contracts [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization term 54/2003 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concession Contracts [Member] | Elejor [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Contract 125/2001 - HPP Fundao and Santa Clara
Interest	70.00%
Maturity	05.28.2037
Concession Contracts [Member] | UEG Araucaria [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization 351/1999 - TPP Araucaria (60.9% Copel GET)
Interest	20.30%
Maturity	12.23.2029
Concession Contracts [Member] | Compagas [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Concession gas distribution contract
Interest	51.00%
Maturity	01.20.2019
Concession Agreement/Authorization [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization term 305/2012 - Anatel/SVP/PVST
Interest	100.00%
Maturity	Indeterminate
Concession Agreement/Authorization [Member] | Elejor [Member]
Disclosure of detailed information about service concession arrangements [line items]
Concessions agreements or authorizations	Authorization - SHP Fundao I and SHP Santa Clara I - 753/2002 and 757/2002
Interest	70.00%
Maturity	12.19.2032

[1]	Subsidiaries of Voltalia Sao Miguel do Gostoso I Participacoes S.A.